Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common shares	Preferred shares	Issued capital Common shares	Issued capital Preferred shares	Contributed surplus	Deficit	Deficit Common shares	Deficit Preferred shares	Accumulated other comprehensive income [1]	Attributable to shareholders	Attributable to shareholders Common shares	Attributable to shareholders Preferred shares	Attributable to non-controlling interests
Changes in equity [abstract]
Adjustments on implementation of IFRS 16	$ 3						$ 3				$ 3
Adjusted beginning balance	4,137			$ 3,059	$ 942	$ 11	(1,493)			$ 481	3,000			$ 1,137
Balance, beginning of year at Dec. 31, 2018	4,134			3,059	942	11	(1,496)			481	2,997			1,137
Changes in equity [abstract]
Net earnings (loss)	176						82				82			94
Other comprehensive income (loss)
Net losses on translating net assets of foreign operations, net of hedges and of tax	(38)									(38)	(38)
Net gains on derivatives designated as cash flow hedges, net of tax	19									19	19
Net actuarial losses on defined benefits plans, net of tax	(26)									(26)	(26)
Intercompany FVOCI investments	0									17	17			(17)
Total comprehensive income (loss)	131						82			(28)	54			77
Dividends	(30)	$ (34)	$ (30)					$ (34)	$ (30)			$ (34)	$ (30)
Changes in non-controlling interests in TransAlta Renewables (Note 4(V) and 13)	28						5			1	6			22
Shares purchased under NCIB	(68)			(83)			15				(68)
Effect of share-based payment plans (Note 30)	33			2		31					33
Distributions paid, and payable, to non-controlling interests	(135)													(135)
Balance, end of year at Dec. 31, 2019	4,062			2,978	942	42	(1,455)			454	2,961			1,101
Changes in equity [abstract]
Net earnings (loss)	(253)						(287)				(287)			34
Other comprehensive income (loss)
Net gains on derivatives designated as cash flow hedges, net of tax	(91)									(91)	(91)
Net actuarial losses on defined benefits plans, net of tax	(11)									(11)	(11)
Intercompany FVOCI investments	0										(50)			50
Total comprehensive income (loss)	(355)						(287)			(152)	(439)			84
Dividends	(49)	$ (58)	$ (49)					$ (58)	$ (49)			$ (58)	$ (49)
Changes in non-controlling interests in TransAlta Renewables (Note 4(V) and 13)	20						5				5			15
Shares purchased under NCIB	(61)			(79)			18				(61)
Effect of share-based payment plans (Note 30)	(7)			(3)		(4)					(7)
Distributions paid, and payable, to non-controlling interests	(116)													(116)
Balance, end of year at Dec. 31, 2020	$ 3,436			$ 2,896	$ 942	$ 38	$ (1,826)			$ 302	$ 2,352			$ 1,084

[1]	Refer to Note 29 for details on components of, and changes in, accumulated other comprehensive income (loss).